CURRENT EXPECTED CREDIT LOSSES (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
CURRENT EXPECTED CREDIT LOSSES [Abstract]
CURRENT EXPECTED CREDIT LOSSES
6.	CURRENT EXPECTED CREDIT LOSSES
The Company estimates its current expected credit losses (“CECL”) on both the outstanding balances and unfunded commitments on loans held for investment and requires consideration of a broader range of historical experience adjusted for current conditions and reasonable and supportable forecast information to inform credit loss estimates (the “CECL Reserve”) using a model that considers multiple datapoints and methodologies that may include the likelihood of default and expected loss given default for each individual loan, discounted cash flows (“DCF”), and other inputs which may include the risk rating of the loan, how recently the loan was originated compared to the measurement date, and expected prepayment if applicable. Calculation of the CECL Reserve requires loan specific data, which includes fixed charge coverage ratio, loan-to-value, property type and geographic location. Estimating the CECL Reserve also requires significant judgment with respect to various factors, including (i) the appropriate historical loan loss reference data, (ii) the expected timing of loan repayments, (iii) calibration of the likelihood of default to reflect the risk characteristics of the Company’s loan portfolio and (iv) the Company’s current and future view of the macroeconomic environment. The Company may consider loan-specific qualitative factors on certain loans to estimate its CECL Reserve, which may include (i) whether cash from the borrower’s operations is sufficient to cover the debt service requirements currently and into the future, (ii) the ability of the borrower to refinance the loan and (iii) the liquidation value of collateral. For loans where we have deemed the borrower/sponsor to be experiencing financial difficulty, we may elect to apply a practical expedient in which the fair value of the underlying collateral is compared to the amortized cost of the loan in determining a specific CECL allowance. In order to estimate the future expected loan losses relevant to the Company’s portfolio, the Company may consider historical market loan loss data provided by a third-party data service. The third party’s loan database includes historical loss data for commercial mortgage-backed securities, or CMBS which the Company believes is a reasonably comparable and available data set to its type of loans. The Company utilized macroeconomic data that reflects a current recession; however, the short and long-term economic implications of the COVID-19 pandemic and its financial impact on the Company are highly uncertain. The CECL Reserve takes into consideration the macroeconomic impact of the COVID-19 pandemic on commercial real estate properties and is not specific to any loan losses or impairments on the Company’s loans held for investment.
As of September 30, 2021 and December 31, 2020, the Company’s CECL Reserve for its loans held at carrying value and loans receivable at carrying value is $1,837,895 and $465,397, respectively, or 118 and 132 basis points, respectively, of the Company’s total loans held at carrying value and loans receivable at carrying value of $155,936,236 and $35,185,294, respectively, and is bifurcated between the current expected credit loss reserve (contra-asset) related to outstanding balances on loans held at carrying value and loans receivable at carrying value of $1,145,629 and $404,860, respectively, and a liability for unfunded commitments of $692,266 and $60,537, respectively. The liability was based on the unfunded portion of the loan commitment over the full contractual period over which the Company is exposed to credit risk through a current obligation to extend credit. Management considered the likelihood that funding will occur, and if funded, the expected credit loss on the funded portion.
Activity related to the CECL Reserve for outstanding balances and unfunded commitments on the Company’s loans held at carrying value and loans receivable at carrying value as of and for the three and nine months ended September 30, 2021 was as follows:
	Outstanding(1)	Unfunded(2)	Total
Balance at June 30, 2021	$ 701,143	$ 476,140	$1,177,283
Provision for current expected credit losses	444,486	216,126	660,612
Write-offs	—	—	—
Recoveries	—	—	—
Balance at September 30, 2021	$1,145,629	$ 692,266	$1,837,895
	Outstanding(1)	Unfunded(2)	Total
Balance at December 31, 2020	$ 404,860	$ 60,537	$ 465,397
Provision for current expected credit losses	740,769	631,729	1,372,498
Write-offs	—	—	—
Recoveries	—	—	—
Balance at September 30, 2021	$1,145,629	$ 692,266	$ 1,837,895
(1)
As of September 30, 2021 and December 31, 2020, the CECL Reserve related to outstanding balances on loans at carrying value and loans receivable at carrying value is recorded within current expected credit loss reserve in the Company’s consolidated balance sheets.

(2)
As of September 30, 2021 and December 31, 2020, the CECL Reserve related to unfunded commitments on loans held at carrying value is recorded within other liabilities in the Company’s consolidated balance sheets.

The Company continuously evaluates the credit quality of each loan by assessing the risk factors of each loan and assigning a risk rating based on a variety of factors. Risk factors include property type, geographic and local market dynamics, physical condition, projected cash flow, loan structure and exit plan, loan-to-value ratio, fixed charge coverage ratio, project sponsorship, and other factors deemed necessary. Based on a 5-point scale, the Company’s loans are rated “1” through “5,” from less risk to greater risk, which ratings are defined as follows:
Rating	Definition
1	Very Low Risk
2	Low Risk
3	Medium Risk
4	High Risk/ Potential for Loss
5	Impaired/Loss Likely
The risk ratings are primarily based on historical data as well as taking into account future economic conditions.
As of September 30, 2021, the carrying value, excluding the CECL Reserve, of the Company’s loans held at carrying value and loans receivable at carrying value within each risk rating by year of origination is as follows:
Risk Rating:	2021	2020	Total
1	$ —	$ —	$ —
2	14,532,857	—	14,532,857
3	88,990,322	42,528,931	131,519,253
4	9,884,126	—	9,884,126
5	—	—	—
Total	$113,407,305	$ 42,528,931	$ 155,936,236

6.	CURRENT EXPECTED CREDIT LOSSES
The Company estimates its CECL Reserve using a model that considers multiple datapoints and methodologies that may include the likelihood of default and expected loss given default for each individual loan, discounted cash flows (“DCF”), and other inputs which may include the risk rating of the loan, how recently the loan was originated compared to the measurement date, and expected prepayment if applicable. Calculation of the CECL Reserve requires loan specific data, which includes fixed charge coverage ratio, loan-to-value, property type and geographic location. Estimating the CECL Reserve also requires significant judgment with respect to various factors, including (i) the appropriate historical loan loss reference data, (ii) the expected timing of loan repayments, (iii) calibration of the likelihood of default to reflect the risk characteristics of the Company’s loan portfolio and (iv) the Company’s current and future view of the macroeconomic environment. The Company may consider loan-specific qualitative factors on certain loans to estimate its CECL Reserve, which may include (i) whether cash from the borrower’s operations is sufficient to cover the debt service requirements currently and into the future, (ii) the ability of the borrower to refinance the loan and (iii) the liquidation value of collateral. For loans where we have deemed the borrower/sponsor to be experiencing financial difficulty, we may elect to apply a practical expedient in which the fair value of the underlying collateral is compared to the amortized cost of the loan in determining a Specific CECL Allowance. In order to estimate the future expected loan losses relevant to the Company’s portfolio, the Company may consider historical market loan loss data provided by a third-party data service. The third party’s loan database includes historical loss data for commercial mortgage-backed securities, or CMBS which the Company believes is a reasonably comparable and available data set to its type of loans. The Company utilized macroeconomic data that reflects a current recession; however, the short and long-term economic implications of the COVID-19 pandemic and its financial impact on the Company are highly uncertain. The CECL Reserve takes into consideration the macroeconomic impact of the COVID-19 pandemic on CRE properties and is not specific to any loan losses or impairments on the Company’s loans held for investment.
As of December 31, 2020, the Company’s CECL Reserve for its loans held at carrying value and loans receivable at carrying value portfolio is $465,397 or 132 basis points of the Company’s total loans held at carrying value and loans receivable at carrying value commitment balance of $35,185,294 and is bifurcated between the current expected credit loss reserve (contra-asset) related to outstanding balances on loans held at carrying value and loans receivable at carrying value of $404,860 and a liability for unfunded commitments of $60,537. The liability was based on the unfunded portion of the loan commitment over the full contractual period over which the Company is exposed to credit risk through a current obligation to extend credit. Management considered the likelihood that funding will occur, and if funded, the expected credit loss on the funded portion.
Current Expected Credit Loss Reserve for Funded Loan Commitments
Activity related to the CECL Reserve for outstanding balances on the Company’s loans held at carrying value and loans receivable at carrying value as of and for the period from July 31, 2020 to December 31, 2020 was as follows:
Balance at July 31, 2020 (Commencement of Operations)	$ —
Provision for current expected credit losses	404,860
Write-offs	—
Recoveries	—
Balance at December 31, 2020(1)	$ 404,860
(1)
As of December 31, 2020, the CECL Reserve related to outstanding balances on loans at carrying value and loans receivable at carrying value is recorded within current expected credit loss reserve in the Company’s balance sheet.

Current Expected Credit Loss Reserve for Unfunded Loan Commitments
Activity related to the CECL Reserve for unfunded commitments on the Company’s loans held at carrying value as of and for the period from July 31, 2020 to December 31, 2020 was as follows:
Balance at July 31, 2020 (Commencement of Operations)	$ —
Provision for current expected credit losses	60,537
Write-offs	—
Recoveries	—
Balance at December 31, 2020(1)	$ 60,537
(1)	As of December 31, 2020, the CECL Reserve related to unfunded commitments on loans held at carrying value is recorded within other liabilities in the Company’s consolidated balance sheets.
The Company continuously evaluates the credit quality of each loan by assessing the risk factors of each loan and assigning a risk rating based on a variety of factors. Risk factors include property type, geographic and local market dynamics, physical condition, projected cash flow, loan structure and exit plan, loan-to-value ratio, fixed charge coverage ratio, project sponsorship, and other factors deemed necessary. Based on a 5-point scale, the Company’s loans are rated “1” through “5,” from less risk to greater risk, which ratings are defined as follows:
Rating	Definition
1	Very Low Risk
2	Low Risk
3	Medium Risk
4	High Risk/ Potential for Loss
5	Impaired/Loss Likely
The risk ratings are primarily based on historical data as well as taking into account future economic conditions.
As of December 31, 2020, the carrying value, excluding the CECL Reserve, of the Company’s loans held at carrying value and loans receivable at carrying value within each risk rating by year of origination is as follows:
Risk Rating:	2020	Total
1	$ —	$ —
2	9,816,327	9,816,327
3	22,020,704	22,020,704
4	3,348,263	3,348,263
5	—	—
Total	$ 35,185,294	$ 35,185,294